INVESTMENTS - Reconciliation of Summarized Financial Information to Carrying Value (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of joint ventures [line items]
Beginning balance	$ 11,067	$ 10,313
Net (loss) income	(1,435)	1,516
Ending balance	9,385	11,067
Carrying value	1,234	1,213
Jabal Sayid
Disclosure of joint ventures [line items]
Beginning balance	166
Net (loss) income	78	52
Investments accounted for using equity method, dividend	0
Ending balance	244	166
Barrick's share of net assets (50%)	122
Equity earnings adjustment	0
Goodwill recognition	123
Carrying value	245	206	$ 180
Loans receivable from related party	$ 165
Economic interest in joint venture	50.00%
Zaldívar
Disclosure of joint ventures [line items]
Beginning balance	$ 1,969
Net (loss) income	28	122
Investments accounted for using equity method, dividend	0
Ending balance	1,997	1,969
Barrick's share of net assets (50%)	999
Equity earnings adjustment	(10)
Goodwill recognition	0
Carrying value	$ 989	$ 975	$ 974
Economic interest in joint venture	50.00%